Debt - Summary of Debt, Including Drawings Under Credit Lines (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt		$ 26,388	$ 29,594
Matured in 2015, interest rate of 5.250% [Member]
Debt Instrument [Line Items]
Debt	[1]		1,214
Payable in 2018, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	[1]	1,306	1,457
Payable in 2019, interest rate of 2.750% [Member]
Debt Instrument [Line Items]
Debt	[1]	1,089	1,214
Payable in 2021, interest rate of 2.875% [Member]
Debt Instrument [Line Items]
Debt	[1]	762	850
Payable in 2025, interest rate of 3.500% [Member]
Debt Instrument [Line Items]
Debt	[1]	109
Payable in 2016, interest rate of 7.250% [Member]
Debt Instrument [Line Items]
Debt	[1]	254	253
Payable in 2017, interest rate of 7.875% [Member]
Debt Instrument [Line Items]
Debt	[1]	1,526	1,535
Payable in 2016, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	[1]	500	500
Matured in 2015, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Debt	[1]		750
Payable in 2018, interest rate of 3.625% [Member]
Debt Instrument [Line Items]
Debt	[1]	600	598
Payable in 2017, interest rate of 3.250% [Member]
Debt Instrument [Line Items]
Debt	[1]	500	500
Payable in 2019, interest rate of 3.375% [Member]
Debt Instrument [Line Items]
Debt	[1]	500	500
Payable in 2018, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Debt	[1]	600
Payable in 2020, interest rate of 4.375% [Member]
Debt Instrument [Line Items]
Debt	[1]	600
Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt		12,999	13,587
Other debt [Member]
Debt Instrument [Line Items]
Debt		5,043	6,636
Industrial Activities [Member]
Debt Instrument [Line Items]
Debt		8,304	11,520
Industrial Activities [Member] | Intersegment Debt [Member]
Debt Instrument [Line Items]
Debt		1,046	1,341
Industrial Activities [Member] | Matured in 2015, interest rate of 5.250% [Member]
Debt Instrument [Line Items]
Debt	[1]		1,214
Industrial Activities [Member] | Payable in 2018, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	[1]	1,306	1,457
Industrial Activities [Member] | Payable in 2019, interest rate of 2.750% [Member]
Debt Instrument [Line Items]
Debt	[1]	1,089	1,214
Industrial Activities [Member] | Payable in 2021, interest rate of 2.875% [Member]
Debt Instrument [Line Items]
Debt	[1]	762	850
Industrial Activities [Member] | Payable in 2025, interest rate of 3.500% [Member]
Debt Instrument [Line Items]
Debt	[1]	109
Industrial Activities [Member] | Payable in 2016, interest rate of 7.250% [Member]
Debt Instrument [Line Items]
Debt	[1]	254	253
Industrial Activities [Member] | Payable in 2017, interest rate of 7.875% [Member]
Debt Instrument [Line Items]
Debt	[1]	1,526	1,535
Industrial Activities [Member] | Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt		13	26
Industrial Activities [Member] | Other debt [Member]
Debt Instrument [Line Items]
Debt		2,199	3,630
Financial services [Member]
Debt Instrument [Line Items]
Debt		21,219	24,086
Financial services [Member] | Intersegment Debt [Member]
Debt Instrument [Line Items]
Debt		2,089	4,671
Financial services [Member] | Payable in 2016, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	[1]	500	500
Financial services [Member] | Matured in 2015, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Debt	[1]		750
Financial services [Member] | Payable in 2018, interest rate of 3.625% [Member]
Debt Instrument [Line Items]
Debt	[1]	600	598
Financial services [Member] | Payable in 2017, interest rate of 3.250% [Member]
Debt Instrument [Line Items]
Debt	[1]	500	500
Financial services [Member] | Payable in 2019, interest rate of 3.375% [Member]
Debt Instrument [Line Items]
Debt	[1]	500	500
Financial services [Member] | Payable in 2018, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Debt	[1]	600
Financial services [Member] | Payable in 2020, interest rate of 4.375% [Member]
Debt Instrument [Line Items]
Debt	[1]	600
Financial services [Member] | Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt		12,986	13,561
Financial services [Member] | Other debt [Member]
Debt Instrument [Line Items]
Debt		$ 2,844	$ 3,006

[1]	Includes unamortized debt discounts/premiums and fair value hedge adjustments.